Preferred shares (Details)	Dec. 31, 2015 CAD shares
Preferred Shares Details
Convertible upon issue, Shares | shares	2,000,000
Convertible upon issue, Amount | CAD	CAD 3,256,400
Conditionally convertible, Shares | shares	8,000,000
Conditionally convertible, Amount | CAD	CAD 232,600
Total Convertible, Shares | shares	10,000,000
Total Convertible, Amount | CAD	CAD 3,489,000